Segment Information - Summary of Geographical Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Net other gains	$ (5,522)	$ (407,482)
Cost of goods sold	251,511	276,267	300,088
Finance costs	(14,823)	(20,031)	(28,843)
Share-based payments	(14,442)	335,102	129,635
Laboratory, research and development costs	(2,477,578)	(2,360,762)	(2,210,498)
General and administrative expenses	(4,058,557)	(3,830,198)	(3,015,818)
Income tax expenses
Loss for the period	(6,098,930)	(6,425,604)	$ (5,463,872)
Business Segments [Member]
Statement Line Items [Line Items]
Revenue from contracts with customers	9,864	25,444
Other income	1,140,647	1,019,769
Net other gains	190,323	(407,482)
Cost of goods sold	(251,511)	(276,267)
Total segment revenue & other income	1,089,323	361,464
Depreciation and amortization	(65,148)	(156,250)
Finance costs	(14,823)	(20,031)
Share-based payments	14,442	(326,952)
Laboratory, research and development costs	(2,477,578)	(2,360,762)
General and administrative expenses	(4,058,559)	(3,830,198)
Other operating expenses	(385,802)	(92,875)
Depreciation for right-of-use assets	(200,785)
Total segment expenses	(7,188,253)	(6,787,068)
Income tax expenses
Loss for the period	(6,098,930)	(6,425,604)
Total Segment Assets	15,632,979	3,265,005
Total Segment Liabilities	(2,617,609)	(1,493,799)
Business Segments [Member] | Australia [Member]
Statement Line Items [Line Items]
Revenue from contracts with customers	3,160	10,579
Other income	1,130,881	1,019,711
Net other gains	190,323	(407,482)
Cost of goods sold	(243,506)	(265,492)
Total segment revenue & other income	1,080,858	357,316
Depreciation and amortization	(65,148)	(156,250)
Finance costs	(1,221)	(3,884)
Share-based payments	14,442	(326,952)
Laboratory, research and development costs	(2,310,815)	(2,181,469)
General and administrative expenses	(4,046,264)	(3,816,607)
Other operating expenses	(159,009)	335,896
Depreciation for right-of-use assets	(200,785)
Total segment expenses	(6,768,800)	(6,149,266)
Income tax expenses
Loss for the period	(5,687,942)	(5,791,950)
Total Segment Assets	15,329,955	3,190,004
Total Segment Liabilities	(2,404,288)	(1,370,508)
Business Segments [Member] | U.S
Statement Line Items [Line Items]
Revenue from contracts with customers	6,704	14,865
Other income	9,766	58
Net other gains
Cost of goods sold	(8,005)	(10,775)
Total segment revenue & other income	8,465	4,148
Depreciation and amortization
Finance costs	(13,602)	(16,147)
Share-based payments
Laboratory, research and development costs	(166,763)	(179,293)
General and administrative expenses	(12,295)	(13,591)
Other operating expenses	(226,793)	(428,771)
Depreciation for right-of-use assets
Total segment expenses	(419,453)	(637,802)
Income tax expenses
Loss for the period	(410,988)	(633,654)
Total Segment Assets	303,024	75,001
Total Segment Liabilities	$ (213,321)	$ (123,291)